Related party balances and transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related party balances and transactions
10. Related party balances and transactions
The Group conducts transactions with multiple related parties, and only amounts and balances of major transactions are shown below:
Transaction with PPcredit and Shanghai Gouya
Amounts incurred by the Group

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
PPcredit
Data collection service expense 1	7,503	37	—

Amounts due to related parties

	As of December 31,
	2022	2023
	RMB	RMB
PPcredit	1,000	10
Gouya 2	NA	124

Total	1,000	134

Amounts due from related parties

	As of December 31,
	2022	2023
	RMB	RMB
PPcredit	—	3,900

Total	—	3,900

1
PPcredit Data Service (Shanghai) Co., Ltd. (“PPcredit”) was founded in April 2016 by the founders of the Group to provide data collection services. The Group mainly uses PPcredit as a data provider since PPcredit was established. The price for the service is determined based on the price charged by other market participants.

2
Shanghai Gouya Technology Co., Ltd. (“Gouya”) was founded in Novemb
e
r 2020 by the founders of the Group to provide smart vending machine services. In August 2023, the Group disposed of 70% of the interest it held in Gouya and Gouya became one of the related parties of the Group thereof.